Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Effective Income Tax Rate

The Federal statutory income tax rate and State income tax rate to the Group are as follows:

	For the years ended December 31,
	2025	2024
Federal statutory income tax rate	21.00%	21.00%
State income tax rate	8.84%	8.84%

The Federal statutory income tax rate to the effective income tax rate during the periods is as follows:

	For the years ended December 31,
	2025	2024
Federal statutory income tax rate	21.00%	21.00%
Under (over)-accrual of federal statutory tax rate	(7.82)%	(20.36)%
Non-deductible item	10.98%	16.33%
State income tax rate	8.84%	8.84%
Under (over)-accrual of state statutory tax rate	0.79%	(8.81)%
The net tax rates of temporary differences	(16.86)%	(8.90)%
Effective income tax rate	16.93%	8.10%

The difference between the provision for income taxes and the amount computed by applying the federal statutory income tax rate to income before taxes for the years ended December 31, 2025 and 2024, was as follows:

	For the years ended December 31,
	2025	2024
Federal statutory tax	$265,054	$196,973
Under (over)-accrual of federal statutory tax expense in the prior year	(98,698)	(190,940)
Non-taxable item adjustment	138,539	153,123
State taxes	111,575	82,916
Under (over)-accrual of state statutory tax expense in the prior year	9,983	(82,600)
Other	(212,714)	(83,474)
Income tax expense	$213,739	$75,998

Schedule of Provision for Income Taxes
	For the years ended December 31,
	2025	2024
Current income tax expense	$426,453	$159,472
Deferred income tax credit	(212,714)	(83,474)
	$213,739	$75,998

The provision for income taxes for the years ended December 31, 2025 and 2024, was as follows:

	For the years ended December 31,
	2025	2024
Provision for income taxes:
Current
Federal	$301,976	$148,006
State	124,477	11,466
	426,453	159,472
Deferred
Federal	(194,785)	(72,682)
State	(17,929)	(10,792)
	(212,714)	(83,474)
Provision for income taxes:	$213,739	$75,998

Schedule of Deferred Tax Assets	The significant components of the Group’s deferred tax assets and liabilities on December 31, 2025 and 2024, were as follows:
	As of December 31,
	2025	2024
Deferred tax assets:
Capitalized research and development	$381,244	$225,286
Operating leases	353,432	745,784
Provision for expected credit loss	—	8,436
Impairment of fixed assets	—	24,455
Total deferred tax assets	734,676	1,003,961
Valuation allowance	—	—
Net deferred tax assets	$734,676	$1,003,961

Deferred tax liabilities:
Right-of-use assets	262,514	744,513
Total deferred tax liabilities	262,514	744,513
Deferred tax assets, net	472,162	259,448